UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23111
Investment Company Act file number:

Miller/Howard Funds Trust
 (Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant’s telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Miller/Howard Income-Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	January 31, 2017
	Shares	Fair Value
Common Stock - 73.7%
Computer and Office Equipment - 1.5%
IBM	6,786	$1,184,293

Computer Peripheral Equipment - 3.8%
Cisco Systems, Inc.	98,780	3,034,522

Computer Storage Devices - 1.5%
Western Digital Corp	15,081	1,202,408

Eating Places - 1.8%
Cracker Barrel Old Country Store, Inc.	9,237	1,460,000

Leather & Leather Products - 2.5%
Coach, Inc.	53,066	1,982,015

Manufacturing Industries - 2.4%
Johnson Controls International plc (Ireland)	44,394	1,952,448

Miscellaneous Industrial and Commercial Machinery and Equipment - 1.9%
Eaton Corporation plc (Ireland)	21,113	1,494,378

National Commercial Banks - 7.5%
Bank of Montreal (Canada)	16,872	1,276,029
BB&T Corporation	39,210	1,811,110
PacWest Bancorp	19,699	1,091,325
The Toronto-Dominion Bank (Canada)	35,252	1,824,996
		6,003,460

Natural Gas Transmission - 4.8%
Spectra Energy Corp	54,009	2,249,475
Williams Companies Inc.	55,503	1,600,707
		3,850,181

Office Machine - 2.0%
Pitney Bowes Inc.	100,854	1,605,596

Pharmaceutical Preparations - 16.2%
Abbott Laboratories	39,022	1,629,949
Abbvie Inc.	26,203	1,601,265
GlaxoSmithKline plc ADR	51,275	2,015,620
Johnson & Johnson	20,548	2,327,061
Merck & Co., Inc.	40,153	2,489,084
Novartis AG ADR	17,909	1,323,833
Pfizer Inc.	51,087	1,620,991
		13,007,803

Plastics Materials, Synthetic Resins, and Nonvulcanizable Elastomers - 2.4%
LyondellBasell Industries N.V. (Netherlands)	20,831	1,942,907

Pulp Mills - 2.3%
Domtar Corporation	41,850	1,828,427

Radio and Television Broadcasting and Communications Equipment - 2.7%
Qualcomm Incorporated	40,059	2,140,352

Radiotelephone Communications - 2.4%
Vodafone Group plc ADR	77,478	1,929,202

Retail Apparel - 2.1%
Hanesbrands Inc.	69,539	1,648,770

Security and Commodity Exchanges - 2.1%
CME Group Inc.	14,044	1,700,448

Semiconductors and Related Devices - 3.9%
Microchip Technology Incorporated	23,470	1,580,704
Taiwan Seminconductor Manufacturing Company Ltd.	51,464	1,590,752
		3,171,456

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.9%
The Procter & Gamble Company	17,720	1,552,272

Telephone Communications (No Radiotelephone) - 4.8%
AT&T Inc.	56,742	2,392,243
BCE Inc. (Canada)	14,044	633,665
Verizon Communications Inc.	16,966	831,504
		3,857,412
Trucking and Courier Services (No Air) - 1.8%
United Parcel Service, Inc.	12,913	1,409,196

Women’s Clothing Stores - 1.4%
L Brands, Inc.	19,040	1,146,398

Total Common Stock (Cost $55,091,756)		59,103,945

Master Limited Partnerships - 12.0%
Crude Petroleum and Natural Gas - 2.2%
Genesis Energy, L.P.	48,730	1,767,437

Natural Gas Transmission - 6.8%
Enterprise Products Partners L.P.	97,460	2,761,042
MPLX LP	70,975	2,686,404
		5,447,446
Pipelines (No Natural Gas) - 3.0%
Magellan Midstream Partners, L.P.	30,633	2,451,559

Total Master Limited Partnerships (Cost $8,134,904)		9,666,442

Real Estate Investment Trusts (REITs) - 10.7%
Crown Castle International Corp.	18,003	1,581,203
Digital Realty Trust, Inc.	14,987	1,613,051
DuPont Fabros Technology, Inc.	18,191	863,709
Lamar Advertising Company	21,019	1,587,355
Omega Healthcare Investors, Inc.	18,851	604,552
Weyerhaeuser Company	74,462	2,332,894
Total REITs (Cost $7,681,629)		8,582,764

Short-Term Investment - 10.0%
Investment Company - 10.0%
Morgan Stanley Liquid Treasury - 0.41%(1) (Cost $7,997,327)	7,997,327	7,997,327

Total Investments - 106.4% (Cost $78,905,616)		85,350,478
Other Assets and Liabilities - (6.4)%		(5,144,253)
Total Net Assets Applicable to Common Stockholders - 100.0%		$80,206,225

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt.
(1)	Rate indicated is the current yield as of January 31, 2017.

Miller/Howard Drill Bit to Burner Tip Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	January 31, 2017
Common Stock - 83.5%	Shares	Fair Value
Crude Petroleum - 14.4%
Apache Corporation	899	$53,778
Callon Petroleum Company	13,708	209,458
Concho Resources Inc.	1,076	150,037
Occidental Petroleum Corporation	1,557	105,518
PDC Energy Inc.	2,035	150,468
Pioneer Natural Resources Company	1,123	202,398
		871,657

Electric Services - 12.1%
Black Hills Corporation	1,847	115,530
Calpine Corporation	12,512	147,642
Dominion Resources, Inc.	1,118	85,281
General Electric Company	2,839	84,318
Nextera Energy, Inc.	935	115,678
OGE Energy Corp.	5,468	183,397
		731,846

Gas and Other Services Combined - 4.6%
Sempra Energy	1,614	165,257
UGI Corporation	2,456	113,885
		279,142

Industrial Machinery and Equipment - 2.0%
MRC Global Inc.	5,776	118,697

Industrial Organic Chemicals - 3.9%
Westlake Chemical Corporation	3,781	234,082

Lumber and other Building Material Dealers - 0.3%
Smart Sand, Inc.	1,000	17,400

Natural Gas - 13.4%
Anadarko Petroleum Corporation	4,164	289,523
Cabot Oil & Gas Corporation	10,694	229,707
Range Resources Corporation	4,303	139,159
Rice Energy Inc.	7,808	154,833
		813,222

Natural Gas Distribution - 1.5%
National Fuel Gas Company	1,660	93,209

Natural Gas Transmission - 8.3%
Chesapeake Energy Corporation	1,403	91,756
EQT Corporation	2,237	135,629
Kinder Morgan, Inc.	8,700	194,358
Williams companies Inc.	2,853	82,281
		504,024

Oil and Gas Field Services - 8.8%
Baker Hughes, Inc.	2,783	175,552
Core Laboratories N.V. (Netherlands)	1,029	120,218
Schlumberger N.V. (Curacao)	1,754	146,827
Targa Resources Corp.	1,567	90,291
		532,888

Petroleum Refining - 1.8%
Marathon Petroleum Corporation	2,315	111,236

Pipelines - 6.2%
Pembina Pipeline Corp (Canada)	7,407	229,691
TransCanada Corp	3,134	147,987
		377,678

Plastics Materials, Synthetic Resins, and Nonvulcanizable Elastomers - 3.8%
The Dow Chemical Company	3,875	231,066

Refuse Systems - 1.2%
Waste Connections, Inc. (Canada)	889	71,387

Water Supply - 1.2%
Aqua America, Inc.	2,363	71,859

Total Common Stock (Cost $4,757,854)		5,059,393

Master Limited Partnerships - 9.5%
Natural Gas Transmission - 4.9%
Antero Midstream Partners, LP	5,032	168,673
Boardwalk Pipeline Partners, LP	6,875	126,912
		295,585

Petroleum & Petroleum Products - 4.6%
NGL Energy Partners LP	11,359	277,727

Total Master Limited Partnerships (Cost $465,074)		573,312

Short-Term Investment - 4.7%
Investment Company - 4.7%
Morgan Stanley Liquid Treasury - .41%(1) (Cost $288,318)	288,318	288,318

Total Investments - 97.7% (Cost $5,511,246)		5,921,023
Other Assets and Liabilities - 2.3%		137,769
Total Net Assets Applicable to Common Stockholders - 100.0%		$6,058,792

(1) Rate indicated is the current yield as of January 31, 2017.

Disclosure (using current book numbers):

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

	Income-Equity Fund	Drill Bit to Burner Tip® Fund
Cost of investments	$78,905,616	$5,511,246
Gross unrealized appreciation	7,665,503	520,479
Gross unrealized depreciation	(1,220,641)	(110,702)
Net unrealized appreciation	$6,444,862	$409,777

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
As of January 31, 2017, the Fund’s assets carried at fair value were classified as follows:

Income-Equity Fund:
Description	Fair Value at January 31, 2017	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$59,103,945	$59,103,945	$-	$-
Master Limited Partnerships(a)	9,666,442	9,666,442	-	-
Real Estate Investments Trusts(a)	8,582,764	8,582,764	-	-
Total Equity Securities	77,353,151	77,353,151	-	-
Other Securities:
Short-Term Investment(b)	7,997,327	7,997,327	-	-
Total Assets	$85,350,478	$85,350,478	$-	$-
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at January 31, 2017.

The Fund did not hold any Level 3 securities during the period from November 1, 2016 through January 31, 2017.  The Fund utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from November 1, 2013 through January 31, 2017.

Drill Bit to Burner Tip Fund:

Description	Fair Value at January 31, 2017	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$5,059,393	$5,059,393	$-	$-
Master Limited Partnerships(a)	573,312	573,312	-	-
Total Equity Securities	5,632,705	5,632,705	-	-
Other Securities:
Short-Term Investment(b)	288,318	288,318	-	-
Total Assets	$5,921,023	$5,921,023	$-	$-
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at January 31, 2017.

The Fund did not hold any Level 3 securities during the period from November 1, 2016 through January 31, 2017.  The Fund utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from November 1, 2016 through January 31, 2017.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Miller/Howard Funds Trust

By (Signature and Title)      /s Annemarie Gilly
Annemarie Gilly, President

Date  March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Annemarie Gilly
Annemarie Gilly, President

Date  March 23, 2017

By (Signature and Title)     /s/ Paul Brook
Paul Brook, Chief Financial Officer

Date  March 23, 2017